SHAREHOLDERS’ EQUITY (Details Narrative)						3 Months Ended		12 Months Ended
	Feb. 17, 2023	Jan. 20, 2023 USD ($)	Jan. 19, 2023 USD ($) $ / shares shares	Jan. 02, 2021 shares	Dec. 22, 2020 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Sep. 01, 2022 shares	Apr. 27, 2022 shares	Apr. 14, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						300,000,000		300,000,000	300,000,000				300,000,000	300,000,000
Common stock, par value | $ / shares						$ 0.001		$ 0.001					$ 0.001
Cashless warrant shares exercised								124,223	124,223	57,142	111,972	115,540
Net proceeds | $						$ 40,000,000
Common stcok shares issued						193,604,965		33,604,965	33,604,965				31,811,523	31,811,523
Common stock shares outstanding						193,604,965		33,604,965	33,604,965				31,811,523	31,811,523
Reverse stock split	one to five (1:5) and not more than one to eighty (1:80)
Private Placement [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value of stock sold | $			$ 40,000,000
Share price | $ / shares			$ 0.25
Net proceeds | $		$ 40,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible debt								1,384,564
Number of shares issued in transaction			160,000,000
Number of shares issued						160,000,000
Conversion of convertible debt								1,384,564
Third Party Service Provider [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services				310,830
The Crone Law Group, P.C. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services					103,610
Number of shares issued					103,610
Sichuan Wetouch Technology Co. Ltd. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserve fund								$ 973,718	¥ 6,554,271				$ 2,005,084	¥ 12,933,795